Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or term of lease
Machinery and equipment	3 to 15 years
Property, plant and equipment are comprised of the following:

	2018
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$26.8	$12.0	$14.8
Buildings including improvements	375.5	218.0	157.5
Machinery and equipment	781.2	588.2	193.0
	$1,183.5	$818.2	$365.3

	2019
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.6	$12.0	$23.6
Buildings including improvements	351.7	197.1	154.6
Machinery and equipment	720.8	544.0	176.8
	$1,108.1	$753.1	$355.0

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2018		$11.1	$141.6	$171.2	$323.9
Additions		—	25.4	62.3	87.7
Acquisitions through business combinations	3	3.6	10.8	13.9	28.3
Depreciation		—	(20.4)	(53.3)	(73.7)
Write down of assets and other disposals		—	—	(0.9)	(0.9)
Foreign exchange and other		0.1	0.1	(0.2)	—
Balance — December 31, 2018 (i)		14.8	157.5	193.0	365.3
Transferred from assets held for sale	6	11.2	1.7	—	12.9
Additions		—	21.7	55.1	76.8
Adjustment through business combinations (ii)	3	—	—	(0.3)	(0.3)
Depreciation		—	(20.1)	(53.2)	(73.3)
Write down of assets and other disposals (iii) (iv)		(2.5)	(6.1)	(17.6)	(26.2)
Foreign exchange and other		0.1	(0.1)	(0.2)	(0.2)
Balance — December 31, 2019 (i)		$23.6	$154.6	$176.8	$355.0

(i)
The net book value of property, plant and equipment at December 31, 2019 included $7.5 (December 31, 2018 — $12.8) of leases financed through third parties. See note 12 for the future minimum lease payments under these leases.

(ii)	Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with the Impakt acquisition.

(iii)	Includes the disposal of our Toronto real property in March 2019. See "Toronto Real Property and Related Transactions" below.

(iv)	Includes the write-down of equipment primarily related to our capital equipment business and other disengaged programs (recorded as restructuring charges). See note 16(a).